Loans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Modifications [Line Items]
Net of a credit quality component	$ 388	$ 464
Toans on nonaccrual, TDR	1,200	1,500
Loans acquired credit quality	1,700	2,300
Nonaccrual loan	5,029	4,969
Loans past due over 90 days and still accruing of loans acquired	1,781	2,166
Total past due	11,037	10,836
30-89 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Total past due	6,397	6,306
Greater than 90 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Total past due	4,640	4,530
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loan	566	1,100
Loans past due over 90 days and still accruing of loans acquired	486	712
Residential Real Estate One to Four Family [Member]
Financing Receivable, Modifications [Line Items]
One- to four family residential real estate loan	99	282
Nonaccrual loan	4,870	4,785
Loans past due over 90 days and still accruing of loans acquired	1,770	2,166
Total past due	9,689	10,089
Residential Real Estate One to Four Family [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Total past due	5,193	5,712
Residential Real Estate One to Four Family [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Total past due	4,496	4,377
Troubled Debt Restructuring [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Total past due	25
Troubled Debt Restructuring [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Total past due	$ 1,000	$ 514